Leases (Tables)	12 Months Ended
Dec. 31, 2023
Lease Disclosure [Abstract]
Schedule of Right-of-use Assets
The Company’s right-of-use assets by class of assets are as follows:

	Premises	Others	Total
	$	$	$
Costs
Balance – December 31, 2021	4,974	330	5,304
Additions	361	64	425
Disposals	(315)	—	(315)
Effects of foreign exchange	(303)	(12)	(315)
Balance – December 31, 2022	4,717	382	5,099
Additions	593	29	622
Disposals	(256)	(75)	(331)
Effects of foreign exchange	100	(4)	96
Balance – December 31, 2023	5,154	332	5,486

Accumulated amortization
Balance – December 31, 2021	2,037	208	2,245
Amortization	935	71	1,006
Disposals	(42)	—	(42)
Effects of foreign exchange	(134)	(14)	(148)
Balance – December 31, 2022	2,796	265	3,061
Amortization	1,304	54	1,358
Disposals	(256)	(69)	(325)
Effects of foreign exchange	42	8	50
Balance – December 31, 2023	3,886	258	4,144

Carrying value
Net balance – December 31, 2022	1,921	117	2,038
Net balance – December 31, 2023	1,268	74	1,342

Schedule of Lease Obligations
The Company’s lease obligations are as follows:

	2023	2022
	$	$
Balance – January 1	3,066	4,001
Additions	622	425
Disposals	(7)	—
Interest accretion	206	266
Lease repayments	(1,781)	(1,405)
Effects of foreign exchange	3	(221)
Balance - December 31	2,109	3,066

Current	1,470	1,374
Non-current	639	1,692
	2,109	3,066

Schedule of Minimum Annual Rentals
As at December 31, 2023, the Company is committed under operating and finance leases, primarily relating to office space and equipment leases, for the following minimum annual rentals:

$
2024	1,540
2025	738
2026	8
2027	7
2,293